Borrowed Funds - Summary of Junior Subordinated Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Junior subordinated debentures, gross	$ 50,619	$ 50,619	$ 50,619
Purchase accounting adjustment, net of amortization	(14,266)	(14,630)	(15,170)
Total junior subordinated debentures	36,353	35,989	35,449
3 month LIBOR plus 2.85%, due 2033
Debt Instrument [Line Items]
Junior subordinated debentures, gross	30,000	30,000	30,000
3 month LIBOR plus 2.95%, due 2033
Debt Instrument [Line Items]
Junior subordinated debentures, gross	5,155	5,155	5,155
3 month LIBOR plus 1.75%, due 2037
Debt Instrument [Line Items]
Junior subordinated debentures, gross	$ 15,464	$ 15,464	$ 15,464